Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

20.	CASH AND CASH EQUIVALENTS

	As at June 30, 2018	As at December 31, 2017
Cash on hand	29,952	16,413
Bank deposits	24,093,158	26,034,043
	24,123,110	26,050,456

	As at June 30, 2018	As at December 31, 2017
Renminbi	24,113,273	26,040,572
Hong Kong Dollars	8,871	8,914
United States Dollars	966	970
	24,123,110	26,050,456

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at June 30, 2018 carry interest at market rates which ranged from 0.35% to 0.50% (2017: 0.35%-0.50%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.